Restatement of Financial Statements - Schedule of Quarterly Financial Information for Restatement and Revision of Condensed Statement of Cash Flows (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended
	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net income (loss)	$ (777,344)	$ 9,238,963	$ (3,294,265)
Adjustments to reconcile net loss to net cash used in operating activities	751,490		2,601,436
Net cash used in operating activities	(26,800)	(148,299)	(976,685)
Net cash used in investing activities	(250,000,000)		(250,000,000)
Net cash provided by financing activities	251,773,258		251,446,758
Net increase in cash	1,746,458	$ (148,299)	470,073
As Previously Reported
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net income (loss)	(41,854)		(704,375)
Adjustments to reconcile net loss to net cash used in operating activities	16,000		11,546
Net cash used in operating activities	(26,800)		(976,685)
Net cash used in investing activities	(250,000,000)		(250,000,000)
Net cash provided by financing activities	251,773,258		251,446,758
Net increase in cash	1,746,458		470,073
Restatement Adjustment
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Net income (loss)	(735,490)		(2,589,890)
Adjustments to reconcile net loss to net cash used in operating activities	$ 735,490		$ 2,589,890